Debt - Additional Information (Detail) (USD $)	12 Months Ended		16 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended						1 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2011	Sep. 30, 2011	Dec. 31, 2012 Minimum [Member]	Apr. 30, 2009 Term loan [Member]	Sep. 30, 2008 Term loan [Member]	Dec. 31, 2012 Credit Facility [Member]	Sep. 30, 2011 Credit Facility [Member]	Dec. 31, 2012 Credit Facility [Member] Minimum [Member]	Dec. 31, 2012 Credit Facility [Member] Maximum [Member]	Apr. 30, 2011 LIBOR [Member] Minimum [Member]	Apr. 30, 2011 LIBOR [Member] Maximum [Member]	Apr. 30, 2009 LIBOR [Member] Term loan [Member]	Sep. 30, 2008 LIBOR [Member] Term loan [Member]	Sep. 30, 2011 First tranche [Member] Credit Facility [Member]	Dec. 31, 2012 First tranche [Member] Credit Facility [Member] Minimum [Member] Prime rate basis [Member]	Dec. 31, 2012 First tranche [Member] Credit Facility [Member] Maximum [Member] Prime rate basis [Member]	Sep. 30, 2011 Second tranche [Member] Credit Facility [Member]	Dec. 31, 2012 Second tranche [Member] Credit Facility [Member] Prime rate basis [Member]	Dec. 31, 2012 Third Tranche [Member] Credit Facility [Member] Prime rate basis [Member]
Debt Instrument [Line Items]
Term loan outstanding amount						$ 776,000	$ 725,000
Interest rate on loan												1.25%	2.00%	2.00%	2.00%		2.75%	6.00%		5.50%	8.75%
Term loan maturity date						July 2011	July 2011	March 2015
Frequency of loan repayment			31 or 36 equal monthly installments			27 equal monthly installments		30 equal monthly installments
Additional amount of loan			4,300,000
Maturity date of loan, range start			Jan. 31, 2013
Maturity date of loan, range end			Apr. 30, 2014
Outstanding principal amount of loan	10,000,000			3,000,000
Secured term loan credit facility				20,000,000					20,000,000
Repayment of secured loan																5,000,000			5,000,000
Extended maturity date										March 2015	September 2015
Line of credit facility remaining drawdown amount	10,000,000	10,000,000						10,000,000
Warrants to purchase shares								120,961
Exercise price of convertible preferred stock								$ 8.4738
Warrants purchased against convertible preferred shares								56,054
Aggregate fair value of warrants								281,000
Net facility charge								165,000
Interest expense related to amortization of the debt discount	167,000	38,000
Cash and marketable securities	$ 20,000,000				$ 10,000,000